Pension and Postretirement Benefit Plans - Opening Paragraph Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
United States
Schedule Of Defined Contribution Plans Disclosures
Company match of eligible compensation of employee contributions into 401(k)	5.00%
Company cash match of employee contributions for employees hired after January 1, 2009	100.00%
Company contribution to employer retirement income account for employees hired on or after January 1, 2009	3.00%
Expenses related to defined contribution plans	$ 231	$ 201	$ 186
International
Schedule Of Defined Contribution Plans Disclosures
Expenses related to defined contribution plans	$ 117	$ 103	$ 96
Minimum | United States
Schedule Of Defined Contribution Plans Disclosures
Company cash match of employee contributions for employees hired prior to January 1, 2009	45.00%
Maximum | United States
Schedule Of Defined Contribution Plans Disclosures
Company cash match of employee contributions for employees hired prior to January 1, 2009	60.00%